Earnings per Share ("EPS") (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Stock Option	Dec. 31, 2012 Stock Option	Dec. 31, 2011 Stock Option	Dec. 31, 2013 Non Vested Share Awards	Dec. 31, 2012 Non Vested Share Awards	Dec. 31, 2011 Non Vested Share Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Ten for one reverse stock split	15-for-1	10-for-1
Anti-dilutive securities			2,800	2,800	2,800	339,000	58,335	184,447